Commitments and Contingencies (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012 Agreement sqft	Dec. 31, 2011
Commitments and Contingencies (Textual) [Abstract]
Square feet of office and laboratory	33,000
Rent expenses	$ 1,123,000	$ 797,000
Weighted average interest rates	10.10%
Approximate minimum future payments	818,500
Number of employment agreements	3
Base salaries	$ 950,000